Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average
			Summary	Average
	Summary		Compensation	Compensation	Net
	Compensation	Compensation	Table Total for	Actually Paid	Income
	Table Total	Actually Paid	Non-PEO	to Non-PEO	(Loss)
Year	for PEO ($)(1)	to PEO ($)(2)	NEOs ($)(3)	NEOs ($)(4)	($M)(5)
2024	1,386,010	1,268,804	1,616,743	1,548,570	(207.8)

2023	901,175	(147,385)	1,088,654	55,329	(59.2)

2022	2,324,952	2,794,186	2,680,709	3,264,406	165.1
(1)	Matthew D. Wilks was our PEO for each year presented.
(2)	SEC rules require certain adjustments be made to the “Total” column as reported in the “Summary Compensation Table” to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with ASC Topic 718, Compensation — Stock Compensation. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following tables detail these adjustments for our PEO:
(3)	The individuals comprising the non-PEO NEOs for each year presented are listed below. Mr. Turner terminated employment with the Company on June 17, 2024.
(4)	As discussed in footnote (2), SEC rules require certain adjustments to be made in order to determine “compensation actually paid” as reported in the Pay versus Performance table above. The following table details these adjustments for the non-PEO NEOs. Compensation actually paid reflects the exclusions and inclusions of certain amounts calculated according to Item 402(v) of Regulation S-K, using the valuation methodology consistent with the accounting principles under ASC Topic 718, Compensation -Stock Compensation. In the 2023 Proxy, the amount in this column reflected the aggregate (and not the average) amount of compensation actually paid to the Company's non-PEO NEOs. The 2023 amount has been updated to reflect the average amount of compensation actually paid to the Company's non-PEO NEOs, consistent with the calculation principles under Item 402(v) of Regulation S-K.
(5)	The dollar amounts reported represent the amount of net income (loss) previously disclosed in the Company’s audited GAAP financial statements for the applicable year, as required by Regulation S-X.

Matthew D. Wilks
	2022	2023	2024

Summary Compensation Table Total	2,324,952	901,175	1,386,010
Less Aggregate Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	1,145,481	411,139	759,225
Plus Fair Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	1,614,715	277,584	659,041
Plus the change in Fair Value as of the vesting date of Outstanding Equity Awards granted in prior Fiscal Years (for which vesting conditions were satisfied)	—	(915,005)	(15,713)
Plus the change in FMV as of the vesting date of equity awards granted in prior fiscal years (for which applicable vesting conditions were satisfied)	—	—	(1,309)
Compensation Actually Paid to Mr. Matthew D. Wilks	2,794,186	(147,385)	1,268,804

2022	2023	2024
Coy Randle, Lance Turner, Johnathan L. Wilks, Robert Willette	Lance Turner, Johnathan L. Wilks, Robert Willette, Matthew Greenwood, Blaine Wilbanks, Heather Klein	Lance Turner, Johnathan L. Wilks, Matthew Greenwood

Non-PEO NEOS
	2022	2023	2024
Summary Compensation Table Total	2,680,709	1,088,654	1,616,743
Less Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	1,430,180	504,282	379,487
Plus Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	2,013,877	240,436	321,787
Plus the change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Fiscal Years (as of Year End)	—	(144,491)	(9,667)
Plus, for any Equity Awards Granted that Vest in the Same Year, the Fair Value as of the Vesting Date	—	58,879	—
Plus the change in Fair Value as of the vesting date of Outstanding Equity Awards Granted in Prior Fiscal Years (for which vesting conditions were satisfied)	—	(683,867)	(806)
Compensation Actually Paid to our Non-PEO NEOs	3,264,406	55,329	1,548,570

Named Executive Officers, Footnote	The individuals comprising the non-PEO NEOs for each year presented are listed below. Mr. Turner terminated employment with the Company on June 17, 2024.

2022	2023	2024
Coy Randle, Lance Turner, Johnathan L. Wilks, Robert Willette	Lance Turner, Johnathan L. Wilks, Robert Willette, Matthew Greenwood, Blaine Wilbanks, Heather Klein	Lance Turner, Johnathan L. Wilks, Matthew Greenwood

PEO Total Compensation Amount	$ 1,386,010	$ 901,175	$ 2,324,952
PEO Actually Paid Compensation Amount	$ 1,268,804	(147,385)	2,794,186
Adjustment To PEO Compensation, Footnote
(2)	SEC rules require certain adjustments be made to the “Total” column as reported in the “Summary Compensation Table” to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with ASC Topic 718, Compensation — Stock Compensation. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following tables detail these adjustments for our PEO:

Matthew D. Wilks
	2022	2023	2024

Summary Compensation Table Total	2,324,952	901,175	1,386,010
Less Aggregate Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	1,145,481	411,139	759,225
Plus Fair Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	1,614,715	277,584	659,041
Plus the change in Fair Value as of the vesting date of Outstanding Equity Awards granted in prior Fiscal Years (for which vesting conditions were satisfied)	—	(915,005)	(15,713)
Plus the change in FMV as of the vesting date of equity awards granted in prior fiscal years (for which applicable vesting conditions were satisfied)	—	—	(1,309)
Compensation Actually Paid to Mr. Matthew D. Wilks	2,794,186	(147,385)	1,268,804

Non-PEO NEO Average Total Compensation Amount	$ 1,616,743	1,088,654	2,680,709
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,548,570	55,329	3,264,406
Adjustment to Non-PEO NEO Compensation Footnote
(3)	The individuals comprising the non-PEO NEOs for each year presented are listed below. Mr. Turner terminated employment with the Company on June 17, 2024.

Non-PEO NEOS
	2022	2023	2024
Summary Compensation Table Total	2,680,709	1,088,654	1,616,743
Less Grant Date Fair Market Value of Equity Awards Granted During the Fiscal Year	1,430,180	504,282	379,487
Plus Fair Market Value at Fiscal Year End of Outstanding Equity Awards Granted During The Fiscal Year	2,013,877	240,436	321,787
Plus the change in Fair Value of Outstanding Unvested Equity Awards Granted in Prior Fiscal Years (as of Year End)	—	(144,491)	(9,667)
Plus, for any Equity Awards Granted that Vest in the Same Year, the Fair Value as of the Vesting Date	—	58,879	—
Plus the change in Fair Value as of the vesting date of Outstanding Equity Awards Granted in Prior Fiscal Years (for which vesting conditions were satisfied)	—	(683,867)	(806)
Compensation Actually Paid to our Non-PEO NEOs	3,264,406	55,329	1,548,570

Net Income (Loss)	$ (207,800,000)	(59,200,000)	165,100,000
PEO Name	Matthew D. Wilks
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 759,225	411,139	1,145,481
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	659,041	277,584	1,614,715
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,713)	(915,005)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,309)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	379,487	504,282	1,430,180
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	321,787	240,436	$ 2,013,877
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,667)	(144,491)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		58,879
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (806)	$ (683,867)